Earnings per Share (Tables)	12 Months Ended
Feb. 01, 2014
Earnings Per Share
Schedule of calculation of basic and diluted earnings per share

	Fiscal Year
(in millions, except per share data)	2013	2012	2011

Numerator:
Net income	$243	$200	$157
Income related to vested restricted shares	1	—	1

Income available to common stockholders	$242	$200	$156

Denominator:
Denominator for basic earnings per common share—weighted-average shares	174.8	174.7	174.6
Effect of dilutive securities:
Employee stock options	3.9	3.3	1.7
Restricted shares	—	0.2	0.4

Denominator for dilutive earnings per common share	178.7	178.2	176.7

Basic earnings per common share	$1.39	$1.14	$0.90
Diluted earnings per common share	$1.36	$1.12	$0.89